Other Balance Sheet Captions - Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Balance Sheet Captions [Abstract]
Accounts payable		$ 45.2	$ 69.1
Interest payable		15.3	15.5
Derailments and other claim provisions		6.9	14.4
Rents and leases payable		5.6	7.5
Income and other taxes		4.6	3.0
Accrued wages and vacation		3.7	16.2
Other		6.1	12.1
Accounts payable and accrued liabilities	$ 95.2	$ 87.4	$ 137.8